Losses on derecognition of financial assets not measured at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Loss from sale of government securities	$ (121,761)	$ (3,484,953)	$ (119,718)
Loss from sale of private securities	(536)	(1,583)	(2,355)
TOTAL	$ (122,297)	$ (3,486,536)	$ (122,073)